Delaware Large Cap Core Fund
Delaware Large Cap Core Fund (the "Fund")

VOYAGEUR MUTUAL FUNDS III

Delaware Large Cap Core Fund (the "Fund")

Supplement to the Fund's Class A, Class C, Class R, and Institutional Class
Statutory Prospectus dated August 28, 2013

The following replaces the information in the section entitled, "What are the Fund's fees and expenses?".

What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

The Fund's investment manager, Delaware Management Company (Manager), is voluntarily waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual Fund operating expenses from exceeding 0.95% of the Fund's average daily net assets from August 28, 2013 until such time as the voluntary expense cap is discontinued. In addition, the Fund's distributor, Delaware Distributor, L.P. (Distributor), has voluntarily agreed to waive all 12b-1 fees. After giving effect to the Manager's and Distributor's voluntary waivers, the total net annual Fund's operating expenses for the Fund's Class A, Class C, Class R, and Institutional Class shares are 0.95%. The Manager's and Distributor's waivers and/or reimbursements may be discontinued at any time because they are voluntary.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Delaware Large Cap Core Fund	Class A	Class C		Class R	Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Large Cap Core Fund	Class A	Class C	Class R	Institutional Class
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%	none
Other expenses	1.42%	1.42%	1.42%	1.42%
Total annual fund operating expenses	2.32%	3.07%	2.57%	2.07%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Large Cap Core Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	797	1,258	1,744	3,078
Class C	410	948	1,611	3,383
Class R	260	799	1,365	2,905
Institutional Class	210	649	1,114	2,400

(If not redeemed)
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Delaware Large Cap Core Fund Class C	310	948	1,611	3,383

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated October 16, 2013.